Licensing Arrangement and Supply Chain Agreement	9 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Licensing Arrangement and Supply Chain Agreement
4.	Licensing arrangement and supply chain agreement

On January 16, 2018, the Company entered into the License Agreement which provides (i) for the “right to use” license relating to the Adult Indication, (ii) for the right to acquire a license for the Pediatric Indication if and when the FDA approves a pediatric indication, (iii) that the licensee is to fund 70% of the costs of a pediatric clinical trial submitted for approval to the EMA under the agreed Pediatric Investigation Plan (“PIP”) studies to be run by the Company with customary oversight from a joint steering committee (the “JSC”) and (iv) an interim supply arrangement (“Supply Arrangement”). Strongbridge Ireland Limited (“Strongbridge”), effective December 19, 2018, sold the U.S. and Canadian rights to Macrilen™ (macimorelin) to Novo for a payment plus tiered royalties on net sales. The service agreement under which Novo agreed to fund Strongbridge’s Macrilen™ (macimorelin) field organization as a contract field force to promote the product in the U.S. was terminated as of December 1, 2019.

Following Novo’s acquisition of the U.S. and Canadian rights to Macrilen™ (macimorelin), the JSC has met regularly to discuss Novo’s commercialization plan for the U.S. and Canada, their supply chain needs and the enrollment of patients and protocols of the two PIP studies. The Company expects that quarterly meetings will continue as forecasts for sales, inventory build and needs for the PIP study progresses.

Royalty income earned under the License Agreement for the nine-month period ended September 30, 2020 was $47 (2019 - $29) and, during the nine-month period ended September 30, 2020, the Company invoiced Novo $324 for its share of PIP study costs (2019 - $809) that are recorded within research and development costs on the condensed interim consolidated statements of comprehensive loss.

The Company agreed, in the Supply Arrangement to the License Agreement, to supply ingredients for the manufacture of Macrilen™ (macimorelin) during an interim period at a price that is set ‘at cost’ without any profit margin. In November 2019, Novo contracted AEZS Germany, to provide supply chain services including API batch production and delivery of certain Active Pharmaceutical Ingredients (“API”) and semi-finished goods, as well as the provision of ongoing support activities. During the nine-month period ended September 30, 2020, the Company invoiced Novo $153 for supply chain activities and recognized as revenue $150 (2019 – $968 invoiced and recognized as revenue $288) and invoiced and recognized as revenue $1,016 in product sales (2019 - $129).